BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2014
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

         The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. ("U.S. GAAP").

Stock Split

         In October 2014, immediately prior to the completion of the IPO, the Board of Directors declared and approved a 8,500-for-one stock split, effected in the form of a stock dividend, on each share of common stock outstanding to the common shareholders of record. Accordingly, all share and per share amounts in these consolidated financial statements and notes thereto, were adjusted, where applicable, to reflect the stock split on a retroactive basis.

Effect of Conversion from S Corporation to C Corporation

         On January 23, 2014, the Company changed its income tax status from an S corporation to a C corporation. Accordingly, on that date, the Company recorded a net deferred income tax liability of $2,965 and a charge to income tax expense for the same amount. The Company reclassified its accumulated deficit, inclusive of the net deferred tax liability adjustment, into additional paid-in capital on the date of conversion. The pro forma data included on the consolidated statements of operations gives effect for income taxes, for each period presented, as if the election was made effective January 1, 2012.